PRO FORMA CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011		Dec. 31, 2010
Historical
Revenue, net
Battery	$ 45,498,684	[1]	$ 79,814,242	[2]
Battery shell and cover	3,279,948	[1]	11,758,403	[2]
Solar panel	16,649,096	[1]	3,089,012	[2]
Total revenue	65,427,728	[1]	94,661,657	[2]
Cost of sales
Battery	34,371,287	[1]	58,170,005	[2]
Battery shell and cover	2,574,434	[1]	8,170,779	[2]
Solar panel	13,089,801	[1]	2,104,528	[2]
Total cost of sales	50,035,522	[1]	68,445,312	[2]
Gross profit	15,392,206	[1]	26,216,345	[2]
Operating expenses
Selling	1,196,044	[1]	422,491	[2]
General and administrative	6,424,474	[1]	6,809,538	[2]
Impairment of goodwill	13,564,691	[1]		[2]
Total operating expenses	21,185,209	[1]	7,232,029	[2]
Income (loss) from operations	(5,793,003)	[1]	18,984,316	[2]
Other income (expense)
Other income (expense)	10,361	[1]	(735)	[2]
Interest income	36,981	[1]	75,417	[2]
Total other income, net	47,342	[1]	74,682	[2]
Income (loss) before income taxes	(5,745,661)	[1]	19,058,998	[2]
Provision for income taxes	(2,500,119)	[1]	(4,738,485)	[2]
Net income (loss)	(8,245,780)	[1]	14,320,513	[2]
Net income (loss) per share
Basic	$ (0.57)	[1]	$ 1.17	[2]
Diluted	$ (0.57)	[1]	$ 1.11	[2]
Weighted average number of shares outstanding:
Basic	14,381,065	[1]	12,191,008	[2]
Diluted	14,548,462	[1]	12,933,231	[2]
Adjustments for the Disposition
Revenue, net
Battery	(19,479,451)	[3]	(37,673,422)	[4]
Battery shell and cover	(3,279,948)	[3]	(11,758,403)	[4]
Solar panel		[3]		[4]
Total revenue	(22,759,399)	[3]	(49,431,825)	[4]
Cost of sales
Battery	(15,332,199)	[3]	(27,514,472)	[4]
Battery shell and cover	(2,574,434)	[3]	(8,170,779)	[4]
Solar panel		[3]		[4]
Total cost of sales	(17,906,633)	[3]	(35,685,251)	[4]
Gross profit	(4,852,766)	[3]	(13,746,574)
Operating expenses
Selling	(314,787)	[3]	(204,784)	[4]
General and administrative	(2,226,585)	[3]	(1,566,334)	[4]
Impairment of goodwill	(13,564,691)	[3]		[4]
Total operating expenses	(16,106,063)	[3]	(1,771,118)	[4]
Income (loss) from operations	11,253,297	[3]	(11,975,456)	[4]
Other income (expense)
Other income (expense)	7,078	[3]	15,329	[4]
Interest income	(26,727)	[3]	(64,211)	[4]
Total other income, net	(19,649)	[3]	(48,882)	[4]
Income (loss) before income taxes	11,233,648	[3]	(12,024,338)	[4]
Provision for income taxes	929,332	[3]	2,542,678	[4]
Net income (loss)	12,162,980	[3]	(9,481,660)	[4]
Net income (loss) per share
Basic	$ 0.85	[3]	$ (0.78)	[4]
Diluted	$ 0.85	[3]	$ (0.73)	[4]
ProForma
Revenue, net
Battery	26,019,233		42,140,820
Battery shell and cover
Solar panel	16,649,096		3,089,012
Total revenue	42,668,329		45,229,832
Cost of sales
Battery	19,039,088		30,655,533
Battery shell and cover
Solar panel	13,089,801		2,104,528
Total cost of sales	32,128,889		32,760,061
Gross profit	10,539,440		12,469,771
Operating expenses
Selling	881,257		217,707
General and administrative	4,197,889		5,243,204
Impairment of goodwill
Total operating expenses	5,079,146		5,460,911
Income (loss) from operations	5,460,294		7,008,860
Other income (expense)
Other income (expense)	17,439	[5]	14,594	[5]
Interest income	10,254		11,206
Total other income, net	27,693		25,800
Income (loss) before income taxes	5,487,987		7,034,660
Provision for income taxes	(1,570,787)		(2,195,807)
Net income (loss)	$ 3,917,200		$ 4,838,853
Net income (loss) per share
Basic	$ 0.27		$ 0.4
Diluted	$ 0.27		$ 0.37
Weighted average number of shares outstanding:
Basic	14,381,065		12,191,008
Diluted	14,548,462		12,933,231

[1]	Source: unaudited financial statements of New Energy Systems Group for the period ended September 30, 2011 as filed in Quarterly Report Form 10-Q filed with the SEC on November14 ,2011
[2]	Source: audited financial statements of New Energy Systems Group for the year ended December 31, 2010 as filed in Annual Report Form 10-K/A filed with the SEC on July 14, 2011
[3]	Due to the Disposition, the adjustments reflect the Company's deconsolidation of Billion Electronics Ltd. and subsidiaries fo rthe nine months ended September30, 2011
[4]	Due to the Disposition, the adjustments reflect the Company's deconsolidation of Billion Electronic Ltd. and subsidiaries for the year ended December 31, 2010
[5]	Includes the gain of $15,456 from the disposition of Billion Electronics Ltd. and subsidiaries